Assets and Liabilities Measured at Fair Value on Recurring Basis Segregated by Fair Value Hierarchy Level (Parenthetical) (Detail) (Fair Value, Measurements, Recurring, Netting and Collateral, USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Derivative Financial Instruments, Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 210.7	$ 118.6
Derivative Financial Instruments, Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Reduction in derivatives due to cash collateral received from and deposited with derivative counterparties	$ 767.7	$ 425.0